Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details) (Fortman Insurance Agency, LLC) - Fortman Insurance Agency, LLC [Member]	12 Months Ended
Dec. 31, 2018
Land Improvements [Member]
Estimated useful life	15 years
Vehicles [Member]
Estimated useful life	5 years
Office Equipment Furniture And Fixtures [Member]
Estimated useful life	7 years